COVER	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Latch, Inc.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	true
Document Type	POS AM
Document Period End Date	Dec. 31, 2021
Entity Central Index Key	0001826000
Amendment Description	On June 25, 2021, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-257373), as amended by Amendment No. 1 filed on July 7, 2021 and subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 12, 2021 (as amended, the “Registration Statement”).This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K and certain other information in such Registration Statement.No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.